Rental Income Under Subleases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Income Statement, Lease Revenue	$ 27	$ 19	$ 19
Operating Leases, Future Minimum Payments Receivable, Current	216
Operating Leases, Future Minimum Payments Receivable, in Two Years	236
Operating Leases, Future Minimum Payments Receivable, in Three Years	234
Operating Leases, Future Minimum Payments Receivable, in Four Years	34
Operating Leases, Future Minimum Payments Receivable, in Five Years	19
Operating Leases, Future Minimum Payments Receivable, Thereafter	86
Operating Leases, Future Minimum Payments Receivable	$ 825